RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details Narrative) (USD $)	3 Months Ended				6 Months Ended	9 Months Ended	12 Months Ended
	Aug. 31, 2013	Nov. 30, 2012	May 31, 2012	Aug. 31, 2011	Aug. 31, 2013	Nov. 30, 2012	Feb. 29, 2012
Restatement Of Previously Issued Financial Statements Details Narrative
Increase to goodwill	$ 13,500,000			$ 13,500,000	$ (25,900,000)		$ 13,500,000
Increase to deferred tax liability	3,500,000						3,500,000
Increase to income tax benefits	10,000,000		2,600,000		2,600,000		10,000,000
Increase to the identified intangible asset			2,600,000		2,600,000
Additional impairment expense		2,600,000
Carrying value of goodwill						$ 35,100,000